Lease - Balances reported in the consolidated balance sheets related to the Group's leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 11,674,596	$ 10,880,673
Operating lease liabilities	$ 10,976,915	$ 10,056,251